Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	15 Months Ended	17 Months Ended	18 Months Ended	20 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	39 Months Ended	41 Months Ended	42 Months Ended	44 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	51 Months Ended	53 Months Ended	54 Months Ended	56 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	65 Months Ended	66 Months Ended	68 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 16, 2020	May 31, 2016	May 31, 2020	Aug. 31, 2016	Aug. 31, 2020	Nov. 30, 2016	Nov. 30, 2020	Feb. 28, 2017	Feb. 28, 2021	May 31, 2017	May 31, 2021	Aug. 31, 2017	Aug. 31, 2021	Nov. 30, 2017	Nov. 30, 2021	Feb. 28, 2018	Feb. 28, 2022	May 31, 2018	May 31, 2022	Aug. 31, 2018	Aug. 31, 2022	Nov. 30, 2018	Nov. 30, 2022	Feb. 28, 2019	Feb. 28, 2023	May 31, 2019	May 31, 2023	Aug. 31, 2019	Aug. 31, 2023	Nov. 30, 2019	Nov. 30, 2023	Feb. 29, 2020	Feb. 29, 2024	May 31, 2020	May 31, 2024	Aug. 31, 2020	Aug. 31, 2024	Nov. 30, 2020	Nov. 30, 2024	Feb. 28, 2021	Feb. 28, 2025	May 31, 2021	May 31, 2025	Aug. 31, 2021	Aug. 31, 2025	Nov. 30, 2021	Nov. 30, 2025	Feb. 28, 2022	Feb. 28, 2026	May 31, 2022	May 31, 2026	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000005524
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,476		$ 10,549		$ 11,042		$ 11,246		$ 11,384		$ 11,503		$ 11,488		$ 11,428		$ 11,604		$ 11,385		$ 11,829		$ 12,044		$ 12,471		$ 12,598		$ 12,573		$ 12,148		$ 12,842		$ 13,219		$ 13,520		$ 13,736		$ 14,028		$ 13,866		$ 13,654		$ 13,018		$ 12,550	$ 12,616	$ 12,918	$ 12,995	$ 13,470	$ 13,771	$ 14,257	$ 14,427	$ 15,022	$ 15,290	$ 15,521	$ 15,677	$ 16,183	$ 16,391	$ 16,621	$ 16,841
C000005525
Account Value [Line Items]
Accumulated Value		10,000		10,475		10,544		11,035		11,233		11,382		11,475		11,471		11,384		11,552		11,324		11,760		11,965		12,382		12,518		12,464		12,035		12,715		13,073		13,361		13,586		13,845		13,674		13,454		12,815		12,365	12,420	12,687	12,775	13,232	13,516	13,983	14,113	14,707	14,933	15,172	15,286	15,794	15,958	16,168	16,370
C000159675
Account Value [Line Items]
Accumulated Value		500,000		524,014		527,774		552,625		562,998		570,114		576,226		575,706		572,841		581,869		571,028		593,486		604,399		626,019		632,540		631,446		610,339		645,359		664,448		679,739		691,858		705,713		697,748		687,243		655,394		633,076	635,412	650,787	654,779	680,037	694,135	718,814	727,516	757,604	771,290	783,131	791,159	816,834	827,537	839,295	850,568
C000219342
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,893		$ 11,535		$ 11,894		$ 12,186		$ 12,421		$ 12,708		$ 12,583		$ 12,412		$ 11,856		$ 11,451		$ 11,531		$ 11,807		$ 11,919		$ 12,376		$ 12,674		$ 13,145		$ 13,302		$ 13,897		$ 14,146		$ 14,410		$ 14,555		$ 15,051		$ 15,271		$ 15,512		$ 15,745
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378		10,768		11,210		11,178		11,590		11,781		11,936		11,992		11,750		11,734		11,925		11,854		11,440		10,769		10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378		10,768		11,210		11,178		11,590		11,781		11,936		11,992		11,750		11,734		11,925		11,854		11,440		10,769		10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		500,000		511,616		495,403		500,416		507,893		514,136		511,326		502,944		505,990		508,741		504,464		518,886		538,376		560,492		558,902		579,506		589,067		596,775		599,611		587,524		586,682		596,272		592,695		571,989		538,444		527,606	516,596	516,381	526,907	521,310	522,690	533,562	533,786	559,349	558,625	564,552	562,924	576,891	590,474	599,896	591,821
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000		10,215		10,349		10,398		10,188		10,173		10,340		10,278		9,919		9,337		9,149		8,958		8,954		9,137		9,040		9,064		9,252		9,256		9,700		9,687		9,790		9,762		10,004		10,239		10,403		10,263
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,582		10,643		11,156		11,357		11,494		11,617		11,622		11,624		11,885		11,659		12,123		12,264		12,665		12,787		12,863		12,424		13,254		13,704		14,060		14,276		14,597		14,426		14,149		13,523		13,049	13,135	13,378	13,530	13,987	14,276	14,851	15,049	15,739	16,090	16,349	16,451	17,039	17,305	17,524	17,696
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,582		10,643		11,156		11,357		11,494		11,617		11,622		11,624		11,885		11,659		12,123		12,264		12,665		12,787		12,863		12,424		13,254		13,704		14,060		14,276		14,597		14,426		14,149		13,523		13,049	13,135	13,378	13,530	13,987	14,276	14,851	15,049	15,739	16,090	16,349	16,451	17,039	17,305	17,524	17,696
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Accumulated Value		$ 500,000		$ 529,087		$ 532,132		$ 557,813		$ 567,869		$ 574,717		$ 580,856		$ 581,124		$ 581,214		$ 594,266		$ 582,957		$ 606,168		$ 613,194		$ 633,228		$ 639,370		$ 643,128		$ 621,224		$ 662,675		$ 685,204		$ 702,997		$ 713,815		$ 729,844		$ 721,315		$ 707,467		$ 676,157		$ 652,437	$ 656,725	$ 668,880	$ 676,479	$ 699,335	$ 713,802	$ 742,546	$ 752,445	$ 786,948	$ 804,508	$ 817,475	$ 822,543	$ 851,962	$ 865,246	$ 876,196	$ 884,805
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,773		$ 11,491		$ 11,882		$ 12,191		$ 12,378		$ 12,656		$ 12,508		$ 12,268		$ 11,725		$ 11,314		$ 11,388		$ 11,599		$ 11,731		$ 12,127		$ 12,378		$ 12,876		$ 13,048		$ 13,646		$ 13,951		$ 14,176		$ 14,264		$ 14,774		$ 15,004		$ 15,194		$ 15,343